Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 9,979	$ 38,696	$ 48,322
Permanent differences	206	(3,377)	(10,625)
Temporary differences	(1,614)	(1,091)	(400)
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	0	1,874	3,609
Net changes in income tax credit	(205)	(38)	1,261
Net changes in valuation allowance of deferred income tax assets	3,260	(302)	1,066
Net operating loss carryforwards	(1,805)	1,668	180
Liabilities related to unrealized tax benefits	5,482	11,036	5,877
Adjustment of prior years' taxes and others	(7,129)	(8,399)	(2,029)
Income tax expense	8,175	40,068	47,262
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate